Document Cover Document	Feb. 26, 2026
Entity Information [Line Items]
Entity Central Index Key	0000703351
Document Type	8-K
Document Period End Date	Feb. 26, 2026
Entity Registrant Name	BRINKER INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10275
Entity Tax Identification Number	75-1914582
Entity Address, Address Line One	3000 Olympus Blvd
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	(972)
Local Phone Number	980-9917
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	EAT
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false